ECOFIN SUSTAINABLE AND SOCIAL IMPACT TERM FUND
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2023

	Principal Amount/Shares	Fair Value
Common Stock - 50.4% (1)
Australia Natural Gas/Natural Gas Liquids Pipelines - 1.5% (1)
APA Group	442,606	$3,195,722
Australila Other - 2.1% (1)
Atlas Arteria Ltd.	992,726	4,569,172
Canada Renewables - 3.0% (1)
Innergex Renewable Energy, Inc. (2)	294,405	3,137,155
TransAlta Renewables, Inc. (2)	381,927	3,204,884
		6,342,039
France Renewables - 1.2% (1)
Transition SA (3)	250,000	2,617,801
Germany Power - 1.3% (1)
RWE AG (4)	68,204	2,902,881
Hong Kong Transportation/Storage - 1.5% (1)
China Suntien Green Energy Corp. Ltd.	7,408,484	3,246,769
Italy Power - 5.0% (1)
ENAV SpA (2)	544,452	2,405,966
Enel SpA	809,980	4,555,147
Terna SpA (2)	503,846	3,798,629
		10,759,742
Portugal Power - 2.9% (1)
EDP - Energias de Portugal SA (2)	1,209,999	6,112,387
Spain Other - 1.6% (1)
Ferrovial SA (2)	121,999	3,388,539
Spain Power - 4.2% (1)
Endesa SA (3)(4)	244,955	4,811,269
Iberdrola SA (2)(3)(4)	371,053	4,264,097
		9,075,366
United Kingdom Power - 5.0% (1)
National Grid Plc (2)	335,962	4,235,087
SSE Plc (2)(4)	309,113	6,490,049
		10,725,136
United Kingdom Renewable Infrastructure - 1.5% (1)
Greencoat UK Wind Plc	1,711,483	3,201,208
United States Natural Gas Gathering/Processing - 0.1% (1)
Hess Midstream Partners LP	10,644	291,859
United States Natural Gas/Natural Gas Liquids Pipelines - 8.8% (1)
Cheniere Energy, Inc. (2)	30,700	4,830,338
Excelerate Energy, Inc.	13,710	296,273
NextDecade Corp. (3)	234,507	1,655,619
ONEOK, Inc.	2,469	161,596
Targa Resources Corp. (2)	92,500	6,854,250
The Williams Companies, Inc. (2)	167,924	5,054,513
		18,852,589
United States Power - 3.2% (1)
American Electric Power Co, Inc. (2)	53,287	4,687,657
Atlantica Sustainable Infrastructure Plc	75,263	2,077,259
		6,764,916
United States Renewables - 3.6% (1)
Dominion Energy, Inc.	48,224	2,682,219
NextEra Energy, Inc. (2)	45,491	3,231,226
NextEra Energy Partners LP	26,688	1,768,347
		7,681,792
United States Solar - 0.7% (1)
Sunnova Energy International, Inc. (2)(3)	82,766	1,471,579
United States Utilities - 3.2% (1)
Ameren Corp. (2)	20,040	1,657,508
Essential Utilities, Inc. (2)	58,349	2,496,170
Public Service Enterprise Group, Inc.	43,420	2,623,871
		6,777,549
Total Common Stock
(Cost $112,425,840)		107,977,046

Private Investments - 21.1% (1)
United States Natural Gas/Natural Gas Liquids Pipelines - 1.0% (1)
Mexico Pacific Limited LLC (MLP)
Series A (5)(6)	99,451	2,182,353
United States Renewables - 20.1% (1)
Renewable Holdco, LLC (5)(6)(7)	N/A	6,743,803
Renewable Holdco I, LLC (5)(6)(7)	N/A	23,053,213
Renewable Holdco II, LLC (5)(6)(7)	N/A	13,077,700
		42,874,716
Total Private Investments
(Cost $43,314,741)		45,057,069

Corporate Bonds - 18.6%(1)
United States Healthcare - 1.6% (1)
315/333 West Dawson Associates
SUB 144A NT
11.000%, 01/31/2026 (6)	$3,770,000	3,516,132
United States Project Finance - 8.4% (1)
C2NC Holdings
13.000%, 05/01/2027	10,715,000	10,278,203
Dynamic BC Holdings LLC
13.500%, 04/01/2028 (6)	8,110,000	7,698,296
		17,976,499
United States Senior Living - 8.6% (1)
Ativo Albuquerque LLC
12.000%, 01/01/2028 (5)(6)	2,032,000	2,032,000
Contour Propco 1735 S MISSION
SUB 144A NT
11.000%, 10/01/2025 (6)	5,715,000	5,531,543
Dove Mountain Residences LLC
11.000%, 02/01/2026 (6)	1,050,000	1,013,277
Dove Mountain Residences LLC
16.000%, 02/01/2026 (6)	886,272	857,073
Drumlin Reserve Property LLC
10.000%, 10/02/2025 (6)	1,705,311	1,656,080
Drumlin Reserve Property LLC
16.000%, 10/02/2025 (6)	1,412,880	1,375,801
JW Living Smithville Urban Ren
Sub Global 144A 27
11.750%, 06/01/2027 (6)	3,890,000	3,794,835
Realco Perry Hall MD LLC/OPCO
Sub 144A NT
10.000%, 10/01/2024 (6)	2,227,000	2,067,838
		18,328,447
Total Corporate Bonds
(Cost $41,392,231)		39,821,078

Master Limited Partnerships - 9.9% (1)
United States Natural Gas Gathering/Processing - 0.1% (1)
Western Midstream Partners, LP (2)	6,879	178,923
United States Natural Gas/Natural Gas Liquids Pipelines - 5.2% (1)
DCP Midstream, LP	58,135	2,428,880
Energy Transfer LP (2)	424,800	5,377,968
Enterprise Products Partners LP (2)	128,400	3,278,052
		11,084,900
United States Refined Product Pipelines - 3.3% (1)
MPLX LP (2)	206,200	7,140,706
United States Renewables - 1.3% (1)
Enviva Partners LP (2)(3)	66,900	2,914,164
Total Master Limited Partnerships
(Cost $16,770,256)		21,318,693

Municipal Bonds - 5.6%(1)
Arizona - 0.1% (1)
Maricopa County Industrial Development Authority
11.000%, 07/01/2033	$138,000	135,789
Florida - 0.3% (1)
Florida Development Finance Corp.
5.720%, 07/01/2025 (8)	445,000	422,750
Florida Development Finance Corp.
11.000%, 08/01/2032	320,000	314,451
		737,201
Pennsylvania - 0.2% (1)
Pennsylvania Economic Development Financing Authority
14.000%, 12/01/2027	405,000	401,884
Wisconsin - 5.0% (1)
Public Finance Authority
7.500%, 06/01/2029	8,925,000	8,945,884
Public Finance Authority
10.000%, 09/01/2031	525,000	460,063
Public Finance Authority
10.000%, 09/01/2031	145,000	136,499
Public Finance Authority
11.000%, 02/01/2033	936,000	936,146
Public Finance Authority
11.000%, 06/30/2034	330,000	324,151
		10,802,743
Total Municipal Bonds
(Cost $12,133,340)		12,077,617

Construction Notes - 5.2%(1)
Bermuda - 1.7% (1)
Saturn Solar Bermuda 1 Ltd.
8.000%, 06/30/2023 (5)(6)	$3,510,000	3,642,327
Water Equipment & Services - 3.5% (1)
EF WWW Holdings, LLC
10.500%, 10/01/2023 (5)(6)	7,268,888	7,486,954
Total Construction Notes
(Cost $11,047,792)		11,129,281

Preferred Stock - 2.2%(1)
United States Natural Gas/Natural Gas Liquids Pipelines - 2.2% (1)
Enterprise Products Partners LP
7.250% (5)(6)
(Cost $5,935,610)	5,000,000	4,611,550

Bank Loan - 0.2%(1)
United States Education - 0.2% (1)
Village Charter School, Inc.
10.000%, 03/31/2023 (8)
(Cost $800,000)	$800,000	523,120

Special Purpose Acquisition Company Warrant - 0.1% (1)
France Renewables - 0.1% (1)
Transition SA Warrant
(Cost $–)	250,000	112,116

Money Market Fund - 0.5% (1)
United States Investment Company - 0.5% (1)
First American Government Obligations Fund - Class X, 4.368% (9)
(Cost $1,140,187)	1,140,187	1,140,187

Total Investments - 113.8% (1)
(Cost $244,959,997)		243,767,757
Assets in Excess of Other Liabilities - 0.6%(1)		1,195,632
Credit Facility Borrowings - (14.4)% (1)		(30,800,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$214,163,389

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(3)	Non-income producing security.
(4)	All or a portion of the security represents cover for outstanding call option contracts written.
(5)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(6)	Restricted securities have a total fair value of 90,560,256 which represents 42.2% of net assets.
(7)	Deemed to be an affiliate of the fund.
(8)	Security in forebearance at February 28, 2023.
(9)	Rate indicated is the current yield as of February 28, 2023.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2023:

Assets	Level 1	Level 2	Level 3	Total
Common Stock(a)	$107,977,046	$-	$-	$107,977,046
Private Investments(a)	-	-	45,057,069	45,057,069
Corporate Bonds(a)	-	37,789,078	2,032,000	39,821,078
Master Limited Partnerships(a)	21,318,693	-	-	21,318,693
Municipal Bonds(a)	-	12,077,617	-	12,077,617
Construction Notes(a)	-	-	11,129,281	11,129,281
Preferred Stock(a)	-	-	4,611,550	4,611,550
Bank Loan(a)	-	523,120	-	523,120
Special Purpose Acquisition Company Warrant(a)	-	112,116	-	112,116
Money Market Fund(b)	1,140,187	-	-	1,140,187
Total Investments	$130,435,926	$50,501,931	$62,829,900	$243,767,757

Liabilities
Written Call Options	$94,653	$-	$-	$94,653
(a) All other industry classifications are identified in the Schedule of Investments
(b) Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 28, 2023:

Preferred Stock	TEAF
Balance – beginning of period	$4,582,050
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	29,500
Balance – end of period	$4,611,550

Private Investments	TEAF
Balance – beginning of period	$45,057,081
Purchases	215,504
Return of capital	(450,000)
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	234,484
Balance – end of period	$45,057,069

Construction Notes	TEAF
Balance – beginning of period	$11,143,672
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(14,391)
Balance – end of period	$11,129,281

Corporate Bond	TEAF
Balance – beginning of period	$-
Purchases	2,032,000
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	-
Balance – end of period	$2,032,000

Change in unrealized gain/loss on
investments still held at February 28, 2023	$249,593

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Options Written
February 28, 2023

Call Options Written	Expiration Date	Strike Price		Contracts	Notional Value (Local)	Fair Value
Endesa SA	March 2023	19.00	EUR	2400	4,823,100	$35,539
RWE AG	March 2023	42.50	EUR	300	1,348,564	4,442
Iberdrola SA	March 2023	11.00	EUR	3700	4,304,828	18,587
SSE Plc	March 2023	18.00	GBP	300	6,495,381	36,085

Total Value of Call Options Written (Premiums Received $109,830)					$16,971,874	$94,653